Non-current assets - Allowances and other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Or Losses On Assets Held For Sale [Line Items]
Net charges recorded against valuation allowances	€ 259	€ 306	€ 212
Proceeds from sale of assets held for sale	9,656	1,382	1,147
Tangible assets.	26,157	22,974	23,286
Gains on disposals of non-current assets	126	577	161
Gross carrying amount
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets.	46,200	41,091	39,815	€ 39,708
Accumulated impairment
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets.	€ (916)	€ (904)	€ (952)	€ (1,280)
Non-current assets held for sale [member]
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	49.00%	50.00%	51.00%
Net charges recorded against valuation allowances	€ 320	€ 347	€ 241
Recoveries	61	41	29
Tangible assets.	5,424	11,661	5,743
Gains on disposals of non-current assets	136	111	71
Non-current assets held for sale [member] | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Net charges recorded against valuation allowances	736
Proceeds from sale of assets held for sale	1,578
Tangible assets.	5,334	€ 11,566	€ 5,640
Gains on disposals of non-current assets	124
Non-current assets held for sale [member] | Foreclosed assets | Gross carrying amount
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets.	2,190
Non-current assets held for sale [member] | Other assets Member
Gains Or Losses On Assets Held For Sale [Line Items]
Proceeds from sale of assets held for sale	117
Gains on disposals of non-current assets	€ 12